Fair Value Measurements - Schedule of Fair Value Information on Recurring Basis (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		$ 351,307	$ 3,248,000
Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	$ 5,918	18,941	69,621
May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		361,821
Exchange Note [Member]
Fair Value Measurements
Fair Value			1,499,000
Equity line of credit [Member]
Fair Value Measurements
Fair Value			80,000
September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value			2,094,000
Fair Value, Recurring [Member] | Level 2 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		0	0
Fair Value, Recurring [Member] | Level 2 [Member] | Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	5,918	18,941	69,621
Fair Value, Recurring [Member] | Level 2 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Level 2 [Member] | Exchange Note [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 2 [Member] | Equity line of credit [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 2 [Member] | September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		0	0
Fair Value, Recurring [Member] | Level 3 [Member] | Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	0	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		0
Fair Value, Recurring [Member] | Level 3 [Member] | Exchange Note [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 3 [Member] | Equity line of credit [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 3 [Member] | September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value			0
Fair Value, Recurring [Member] | Level 3 [Member] | Quantum Convertible Note, Related Party [Member]
Fair Value Measurements
Fair Value		351,307	3,248,000
Fair Value, Recurring [Member] | Level 3 [Member] | Common stock issuance obligation [Member]
Fair Value Measurements
Fair Value	$ 0	0	0
Fair Value, Recurring [Member] | Level 3 [Member] | May 2025 Convertible Note [Member]
Fair Value Measurements
Fair Value		$ 361,821
Fair Value, Recurring [Member] | Level 3 [Member] | Exchange Note [Member]
Fair Value Measurements
Fair Value			1,499,000
Fair Value, Recurring [Member] | Level 3 [Member] | Equity line of credit [Member]
Fair Value Measurements
Fair Value			80,000
Fair Value, Recurring [Member] | Level 3 [Member] | September 2024 Convertible Note [Member]
Fair Value Measurements
Fair Value			$ 2,094,000